Mortgage Loans Receivable and Bond Portfolio	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Notes to Financial Statements
Mortgage Loans Receivable and Bond Portfolio

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At March 31, 2014, the Company had mortgage loans receivable totaling $26,396,107. The loans bear interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.45% at March 31, 2014. The Company had mortgage loans receivable totaling $26,675,361 that bore interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.44% at December 31, 2013.

The Company has a portfolio of secured church bonds at March 31, 2014 and December 31, 2013, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 5.00% to 9.75%. The aggregate value of secured church bonds equaled approximately $10,027,000 at March 31, 2014 with a weighted average interest rate of 7.40% and approximately $9,279,000 at December 31, 2013 with a weighted average interest rate of 7.54%. These bonds are due at various maturity dates through February 2039.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of March 31, 2014, is as follows:

	Mortgage Loans	Bond Portfolio

April 1, 2014 through March 31, 2015	$ 694,334	$ 904,000
April 1, 2015 through December 31, 2015	1,595,670	42,000
2016	1,278,663	103,500
2017	1,812,054	167,000
2018	2,192,663	255,000
Thereafter	18,822,723	8,555,388
	26,396,107	10,026,888
Less loan loss and bond loss allowances	(970,636)	(200,000)
Less deferred origination income	(342,582)	______-__
Totals	$25,082,889	$ 9,826,888

During the year ended December 31, 2013 the Company owned $2,035,000 First Mortgage Bonds issued by St. Agnes Missionary Baptist Church located in Houston, Texas. The total principal amount of First Mortgage Bonds issued by St. Agnes was $13,375,000. St. Agnes defaulted on its payment obligations to bondholders in June 2007. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the three properties that secure the First Mortgage Bonds in November 2007, which was dismissed in September 2008, and the church was subsequently foreclosed upon. In March 2009, a lease was signed with St. Agnes to permit it to remain in the property while submitting lease payments to bondholders as partial interest payments. Lease payments began in the second quarter of 2009, however St. Agnes failed to make all required lease payments and was evicted from the property in the first quarter of 2010. The Company, along with all other bondholders, had a superior lien over all other creditors. No accrual for interest receivable from the First Mortgage Bonds was recorded by the Company. In September 2011, one of the parcels was sold for $1,300,000. In June 2013 the second of three properties was sold for $335,000 and in November 2013 the main Sanctuary Dome and Fellowship Center was sold for $3,500,000. The liquidation of the collateral serving as security for the bonds was completed and all final funds were distributed (after costs) to the bondholders. This final payment was a return of $71.90 of principal on each original $1,000 bond investment. The Company received a final payment of approximately $160,000. This payment represents a realized loss of $1,875,000 on $2,035,000 original principal amount. The Company had a $1,800,000 aggregate allowance for losses previously recorded against the bonds. A final loss, included in other operating expenses, of $75,000 was recorded as of December 31, 2013. The $160,000 received by the Company represents the final payment on St. Agnes.

The Company currently owns $637,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. Agape is currently performing under a loan modification agreement. In October 2013, a minimum of 80% of the bondholders of Agape agreed to a modification in the terms of their bonds which has resulted in the resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds have been modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. The Company, along with all other bondholders, has a superior lien over all other creditors. The Company has an aggregate allowance for losses of $200,000 for the First and Second Mortgage Bonds both at March 31, 2014 and December 31, 2013, which effectively reduces the bonds to the fair value amount management believes will be recovered.

3. MORTGAGE LOANS RECEIVABLE AND BOND PORTFOLIO

At December 31, 2013, the Company had first mortgage loans receivable totaling $26,675,361. The loans bear interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.44% at December 31, 2013. The Company had first mortgage loans receivable totaling $30,020,399 that bore interest ranging from 1.00% to 10.25% with a weighted average of approximately 8.48% at December 31, 2012.

The Company has a portfolio of secured church bonds at December 31, 2013 and December 31, 2012, which are carried at fair value. The bonds pay either semi-annual or quarterly interest ranging from 5.50% to 9.75%. The aggregate par value of secured church bonds equaled approximately $9,279,442 at December 31, 2013 with a weighted average interest rate of 7.54% and approximately $10,379,708 at December 31, 2012 with a weighted average interest rate of 7.62%. These bonds are due at various maturity dates through February 2039. The Company has recorded an aggregate allowance for losses of $200,000 and $2,000,000 at December 31, 2013 and 2012, respectively, for the First Mortgage Bonds issued by Agape Assembly Baptist Church and St. Agnes Missionary Baptist Church bond series. These bond series in the aggregate constitute approximately 12% and 30% of the bond portfolio at December 31, 2013 and 2012, respectively. The Company had maturities and redemptions of bonds of approximately $2,240,000 and $657,000 of bonds in 2013 and 2012, respectively.

The contractual maturity schedule for mortgage loans receivable and the bond portfolio as of December 31, 2013, is as follows:

	Mortgage Loans	Bond Portfolio

2014	$ 709,766	$ 796,000
2015	1,859,491	150,000
2016	1,278,663	133,500
2017	1,812,054	137,000
2018	2,192,663	255,000
Thereafter	18,822,724	7,807,942
	26,675,361	9,279,442
Less loan loss and bond loss allowances	(949,693)	(200,000)
Less deferred origination income	(348,868)	____-____
Totals	$25,376,800	$ 9,079,442

As of December 31, 2012 and during the year ended December 31, 2013 the Company owned $2,035,000 First Mortgage Bonds issued by St. Agnes Missionary Baptist Church located in Houston, Texas. The total principal amount of First Mortgage Bonds issued by St. Agnes was $13,375,000. St. Agnes defaulted on its payment obligations to bondholders in June 2007. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the three properties that secure the First Mortgage Bonds in November 2007, which was dismissed in September 2008, and the church was subsequently foreclosed upon. In March 2009, a lease was signed with St. Agnes to permit it to remain in the property while submitting lease payments to bondholders as partial interest payments. Lease payments began in the second quarter of 2009, however St. Agnes failed to make all required lease payments and was evicted from the property in the first quarter of 2010. The Company, along with all other bondholders, had a superior lien over all other creditors. No accrual for interest receivable from the First Mortgage Bonds was recorded by the Company. In September 2011, one of the parcels was sold for $1,300,000. In June 2013 the second of three properties was sold for $335,000 and in November 2013 the main Sanctuary Dome and Fellowship Center was sold for $3,500,000. The liquidation of the collateral serving as security for the bonds was completed and all final funds were distributed (after costs) to the bondholders. This final payment was a return of $71.90 of principal on each original $1,000 bond investment. The Company received a final payment of approximately $160,000. This payment represents a realized loss of $1,875,000 on $2,035,000 original principal amount. The Company had a $1,800,000 aggregate allowance for losses previously recorded against the bonds. A final loss, included in other operating expenses, of $75,000 was recorded as of December 31, 2013. The $160,000 received by the Company represents the final payment on St. Agnes.

The Company currently owns $637,000 First Mortgage Bonds and $497,000 Second Mortgage Bonds issued by Agape Assembly Baptist Church located in Orlando, Florida. The total principal amount of First Mortgage Bonds issued by Agape is $7,200,000, and the total principal amount of Second Mortgage Bonds issued is $715,000. Agape defaulted on its payment obligations to bondholders in September 2010. The church subsequently commenced a Chapter 11 bankruptcy reorganization proceeding regarding the property that secures the First Mortgage Bonds in December 2010. Agape is currently performing under a loan modification agreement. In October 2013, a minimum of 80% of the bondholders of Agape agreed to a modification in the terms of their bonds which has resulted in the resumption of both principal and interest payments to both the first and second mortgage bond holders. Both the First Mortgage Bonds and Second Mortgage Bonds have been modified to a fully amortized fixed rate, quarterly interest payment of 6.25% with a new maturity date of September 2037 for all the issued and outstanding bonds. The Company, along with all other bondholders, has a superior lien over all other creditors. The Company has an aggregate allowance for losses of $200,000 for the First and Second Mortgage Bonds at December 31, 2013 and 2012, respectively, which effectively reduces the bonds to the fair value amount management believes will be recovered.

On July 12, 2012, the Company completed the sale of a property held for sale. The purchase price of the property was $475,000. The purchaser provided a $20,000 cash down payment. The Company provided a $500,000 loan to the qualified church to purchase the property which is located in Baton Rouge, Louisiana. The terms of the loan were consistent with market terms for such financing. This property was acquired by the Company through foreclosure. The Company took possession of the property in March 2012. The Company recorded a gain of $95,645 in connection with this transaction. This amount has been recorded as a reduction of the provision for losses on mortgage loans receivable.

On December 6, 2013, a loan that was declared to be in default was sold by the borrower. The purchaser provided a $20,000 cash down payment. The Company provided $180,000 loan to a qualified church to purchase the property which is located in Palmdale, California. The terms were consistent with market terms for such financing. The Company had an aggregate allowance for losses of $27,000 for this property. However, no loss occurred in the sale of the property.